capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
capital structure financial policies
EBITDA			$ (3,423)	$ (3,314)	$ 6,949	$ (6,840)	$ 6,536
Restructuring and other costs, net of disbursements					(26)		90
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing					(157)		(141)
Effect of lease principal					(698)		(611)
Share-based compensation, net of employee share purchase plan cash outflows					177		125
Net employee defined benefit plans expense	$ 14	$ 17	29	34	68		75
Employer contributions to employee defined benefit plans	(5)	(6)	(10)	(14)	(18)		(26)
Loss from equity accounted investments					6		36
Interest paid (excluding discretionary cash payment of dividends accounted for as interest)	(308)	(315)	(679)	(649)	(1,360)		(1,264)
Interest received	17	10	22	21	34		37
Capital expenditures (excluding acquisition from related party)					(2,391)		(2,718)
Capital expenditure for acquisition from related party					(93)
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party					94
Free cash flow before income taxes					2,585		2,139
Income taxes paid, net of refunds	(143)	(115)	(297)	(195)	(460)		(305)
Free cash flow					2,125		1,834
Capital expenditures					2,484		2,718
Effects of lease principal					698		611
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash					(555)		(204)
Cash provided by operating activities	$ 1,166	$ 1,388	$ 2,243	$ 2,338	$ 4,752		$ 4,959